Related Party Transcations	12 Months Ended
Dec. 31, 2024
Related Party Transcations[Abstract]
RELATED PARTY TRANSCATIONS

16. RELATED PARTY TRANSCATIONS

For the years ended December 31, 2022, 2023 and 2024, the operating entity purchased goods from Jilin Huazheng Agriculture and Animal Husbandry Development Co., Ltd. (“Jilin Huazheng”), which is controlled by Mr. Zhenfa Han, the principal shareholder, director, and chairman of the board of the Company, in the amount of RMB91, RMB127 and RMB119 (US$16), respectively.

For the year ended December 31, 2024, the Company obtained a working capital loan from Jiahe Developments limited, which is controlled Mr. Zhenfa Han, the principal shareholder, director, and chairman of the board of the Company, in the amount of RMB146 (US$20). As of December 31, 2024, the amount due to Jiahe Developments limited was RMB146 (US$20), which was fully repaid subsequently on January 27, 2025.

For the year ended December 31, 2023, the operating entity sold a motor vehicle to Beijing Hanzhenyuan international hotel Co., Ltd. (“Beijing Hanzhenyuan”), a company controlled by a shareholder of the Company, with a net carrying value of RMB738, and recorded loss on sale of fixed assets of RMB85. As of December 31, 2023 and 2024, the amount due from Beijing Hanzhenyuan was RMB738 and RMB738 (US$101), which was fully collected subsequently on March 17, 2025.